Share Capital, Reserves and Retained Earnings - Summary of Changes in Equity Interest (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Share capital	€ 54,853	€ 54,853	€ 54,853
Reserves	13,043	17,147	17,198
Retained earnings	6,448	31,126	64,496
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	€ 74,344	€ 103,126	€ 136,547